Accounts receivable, net	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

5	Accounts receivable, net

	As of September 30,
	2025	2024
	US$	US$
Accounts receivable	1,237,290	1,081,866
Less: allowance for credit losses	-	-
Total accounts receivable	1,237,290	1,081,866

There is no allowance for credit losses as of September 30, 2025 and 2024. As of this report date, 35.6% of the outstanding accounts receivable as of September 30, 2025 has been collected.